CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 29,082	$ 21,226
Restricted cash	47	47
Investments in available-for-sale securities at fair value	8,811	0
Trade receivables	254	117
Other receivables	23	221
Prepaid expenses and deposits	448	89
TOTAL CURRENT ASSETS	38,665	21,700
NON-CURRENT ASSETS
Intangible assets	451	0
Goodwill	602	0
Property and equipment	170	14
Right-of-use assets	109	193
TOTAL NON-CURRENT ASSETS	1,332	207
TOTAL ASSETS	39,997	21,907
CURRENT LIABILITIES
Accounts payable and accrued liabilities	6,604	815
Other Payables	3,351	64
Lease liabilities	91	85
TOTAL CURRENT LIABILITIES	10,046	964
NON-CURRENT LIABILITIES
Lease liabilities	40	130
Accrued stock-based compensation	2,268	15
Warrants outstanding	639	0
TOTAL NON-CURRENT LIABILITIES	2,947	145
TOTAL LIABILITIES	12,993	1,109
EQUITY ATTRIBUTABLE TO OWNERS
Share Premium	63,397	21,668
Stock-based compensation reserves	6,725	2,760
Deficit	(30,127)	(18,448)
Other Reserves	(347)	0
Treasury Stock, at cost	(12,644)	0
EQUITY ATTRIBUTABLE TO OWNERS	27,004	5,980
Non-controlling interests	0	14,818
TOTAL EQUITY	27,004	20,798
TOTAL LIABILITIES AND EQUITY	$ 39,997	$ 21,907